Organization and Business Operations (Details) - USD ($)																													3 Months Ended			8 Months Ended	9 Months Ended		12 Months Ended
	Nov. 24, 2025	Sep. 14, 2025	Sep. 12, 2025	Sep. 10, 2025	Aug. 11, 2025	Feb. 09, 2025	Dec. 11, 2024	Dec. 10, 2024	Dec. 06, 2024	Oct. 10, 2024	Jul. 26, 2024	Jun. 13, 2024	Apr. 10, 2024	Apr. 05, 2024	Apr. 03, 2024	Mar. 31, 2024	Mar. 19, 2024	Mar. 12, 2024	Oct. 01, 2023	Aug. 17, 2023	Jul. 31, 2023	Jul. 17, 2023	Jun. 30, 2023	Jun. 21, 2023	Jun. 13, 2023	Aug. 16, 2022	Dec. 28, 2021	Dec. 14, 2021	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2024	Aug. 17, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Nov. 04, 2025	Oct. 07, 2025	Jul. 08, 2025	Jun. 06, 2025	May 21, 2025	May 07, 2025	Apr. 07, 2025	Mar. 06, 2025	Feb. 10, 2025	Jan. 28, 2025	Jan. 10, 2025	Nov. 14, 2024	Nov. 11, 2024	Oct. 31, 2024	Oct. 15, 2024	Sep. 12, 2024	Aug. 08, 2024	Jul. 22, 2024	Jul. 10, 2024	Jun. 14, 2024	May 16, 2024	May 14, 2024	Apr. 16, 2024	Mar. 13, 2024	Feb. 09, 2024	Jan. 08, 2024
Organization and Business Operations [Line Items]
Aggregate shares (in Shares)									500,000																								10,500,000
Price per share (in Dollars per share)																													$ 0.1				$ 0.1
Underwriting fees																													$ 5,000,000				$ 5,000,000		$ 5,000,000
Deferred underwriting fees payable																																	8,956,250		8,956,250
Other offering costs																													463,896				463,896		463,896
Deferred underwriting commissions																																			8,956,250											$ 8,956,250
Outstanding amount																													8,956,250				$ 8,956,250		$ 8,956,250
Percentage of fair market value							1.00%																			1.00%							1.00%		1.00%	1.00%
Public per share (in Dollars per share)																																	$ 10.1		$ 10.1
Aggregate shares percentage																																	15.00%		15.00%
Public shares percentage																																	100.00%		100.00%
Dissolution expenses																																	$ 100,000		$ 100,000
Common stock, par value (in Dollars per share)					$ 1
Redeemed shares (in Shares)			285,269					977,625										910,258							23,176,961								101,797
Deposited into trust account					$ 6,203		$ 6,203																						26,353				$ 26,353		850,640				$ 6,203	$ 6,203		$ 6,203	$ 6,203	$ 6,203	$ 6,203		$ 6,203	$ 25,756	$ 25,756		$ 25,756	$ 25,756	$ 25,756		$ 25,756	$ 25,756		$ 25,756	$ 25,756	$ 25,756	$ 60,000	$ 60,000
Amount withdrawn from trust account			$ 3,335,294									$ 239,604,919		$ 10,179,663
Aggregate amount																								$ 2,400,000					55,827				55,827		$ 231,800
Principal amount					$ 400,000
Percentage of accrues interest													6.00%
Misallocated restricted funds										$ 800,000			$ 800,000
Price per share in trust account (in Dollars per share)																																			$ 10.1
U.S. federal excise tax																																			21.00%	21.00%
Excise tax payable							114,980																												$ 3,501,166	$ 2,396,049
Redemption amount paid to trust account														10,179,663
Excise tax liability																																			3,284,389															$ 2,396,049
Total amount of penalties																																			$ 888,340
Penalties and interest rate percentage																																			10.00%
Underpayment penalty																																			0.50%
Total liability																																			25.00%
Tax purposes																				$ 328,000			$ 328,000
Restricted funds																$ 1,600,000															$ 1,600,000					1,800,000
Income taxes payable																	$ 428,912
General operating expense													669,440																		669,440		157,697		$ 952,122
Income tax paid																																		$ 2,199,449	2,199,449
Interest and penalties incurred																																			61,891																			$ 79,849
Income taxe																																			43,257
Prepaid income taxes																													611,113				611,113		601,348
Restricted cash balance amount																													0				0			1,824,893
Cash																													527,152				527,152		142,260
Restricted cash and cash equivalents																														$ 38,231				38,231		1,824,893
Working capital deficit																													7,689,116				7,689,116		9,284,859
Investment held in trust account																													$ 293,283				293,283		3,666,439	24,387,525
Working capital loans																																	$ 1,800,000		$ 1,155,205	360,060
Convertible per unit (in Dollars per share)																													$ 10				$ 10		$ 10
Fair market value of assets held in trust account percentage																													80.00%				80.00%
Subscription per shares (in Dollars per share)					$ 1
Investor capital contribution																													$ 10				$ 10
Additional payment amount				$ 586,001
Price per share in trust account (in Dollars per share)																													$ 10.1				$ 10.1
Public price per share held in trust account (in Dollars per share)																													$ 10.1				$ 10.1
Redemption amount																									$ 239,604,919
Trust account redemption							11,497,959							$ 10,179,663
Accumulated deficit																													$ (17,090,517)				$ (17,090,517)		$ (18,861,366)	(15,272,029)
Reversal of prior year interest and penalties on excise tax liability																													(888,340)				(888,340)
Funds for payment of general operating expenses																669,440	428,912														669,440					240,528
Restricted funds in operating account																1,600,000															$ 1,600,000					$ 1,800,000
Funds withdrawn from the trust account																$ 669,440			$ 669,440
Working capital loans outstanding																													$ 2,222,182				$ 2,222,182		$ 1,577,387
Forecast [Member]
Organization and Business Operations [Line Items]
Deferred underwriting fees payable		$ 8,956,250
Deposited into trust account																																											$ 6,203
Chief Executive Officer [Member]
Organization and Business Operations [Line Items]
Principal amount													600,000
President and Director [Member]
Organization and Business Operations [Line Items]
Principal amount													200,000
Common Stock [Member]
Organization and Business Operations [Line Items]
Price per share (in Dollars per share)																																			$ 9.2
Redeemed value								$ 11,497,959
Subscription Agreement [Member]
Organization and Business Operations [Line Items]
Price per share (in Dollars per share)																													$ 1				$ 1
Sponsor amount									$ 200,000
Aggregate funded amount									$ 500,000
Additional of investment contributed						$ 500,000
Trust Agreement [Member]
Organization and Business Operations [Line Items]
Income tax paid															$ 720,192
Income tax																																			$ 658,686																						$ 820,571
Interest and penalties incurred																																									$ 171,778													$ 79,849
Prepaid income taxes																													$ 611,113				$ 611,113		$ 439,137
Business Combination [Member]
Organization and Business Operations [Line Items]
Business combination percentage																													50.00%				50.00%		50.00%
Net tangible assets																																			$ 5,000,001
Misallocated restricted funds													800,000
Working capital loans																																	$ 1,500,000
Subsequent Event [Member]
Organization and Business Operations [Line Items]
Deposited into trust account																																												$ 6,203	$ 6,203		$ 6,203
General operating expense	$ 187,171
Reversed liabilities	3,688,337
Reversal of prior year interest and penalties on excise tax liability	888,340
Subsequent Event [Member] | Subscription Agreement [Member]
Organization and Business Operations [Line Items]
Sponsor amount						$ 500,000
IPO [Member]
Organization and Business Operations [Line Items]
Aggregate shares (in Shares)																																			3,750,000
Price per share (in Dollars per share)																												$ 10	$ 10.1				$ 10.1		$ 10.1
Additional gross proceeds																												$ 250,000,000
Offering costs																													$ 14,420,146				$ 14,420,146		$ 14,420,146
Deferred underwriting fees payable																																	8,956,250
Net proceeds of initial public offering																																	$ 252,500,000		$ 252,500,000
Deposits in trust account established																		$ 40,000
Common stock issued and outstanding per share (in Dollars per share)																		$ 0.02
Net tangible assets																		$ 5,000,001
IPO [Member] | Warrant [Member]
Organization and Business Operations [Line Items]
Price per share (in Dollars per share)																																			$ 10
Sale of additional units (in Shares)																																			25,375,000
Private Placement Unit [Member]
Organization and Business Operations [Line Items]
Aggregate shares (in Shares)																											3,750						950,000		950,000
Price per share (in Dollars per share)																											$ 10		$ 10				$ 10		$ 10
Generating gross proceeds																											$ 37,500						$ 9,500,000		$ 9,500,000
Over-Allotment Option [Member]
Organization and Business Operations [Line Items]
Aggregate shares (in Shares)																											3,750
Additional gross proceeds																											$ 3,750,000
Sale of additional units (in Shares)																											375,000
Unsecured Promissory Note [Member]
Organization and Business Operations [Line Items]
Principal amount											$ 422,182		200,000
Amount received																																	$ 422,182
Unsecured Promissory Note [Member] | Business Combination [Member]
Organization and Business Operations [Line Items]
Principal amount													1,500,000
Promissory Note With Related Party [Member]
Organization and Business Operations [Line Items]
Principal amount											$ 422,182		1,500,000								$ 60,000
Amount received																																			$ 422,182
Athena Technology Acquisition Corp. II [Member]
Organization and Business Operations [Line Items]
Incorporated date																																	May 20, 2021		May 20, 2021
Third Extension Meeting [Member]
Organization and Business Operations [Line Items]
Price per share (in Dollars per share)								$ 0.02
Deposited into trust account								$ 25,000
Annual Meeting [Member]
Organization and Business Operations [Line Items]
Percentage of fair market value																																	1.00%
Excise tax payable																													$ 114,980				$ 114,980
Special Meeting [Member]
Organization and Business Operations [Line Items]
Percentage of fair market value																																	1.00%
Redeemed shares (in Shares)				285,269
Excise tax payable																													33,353				$ 33,353
Total amount of penalties																																	1,051,283
2024 Annual Meeting [Member] | Common Stock [Member]
Organization and Business Operations [Line Items]
Withdrawn from trust account to pay								$ 11,497,959
Kirthiga Reddy [Member]
Organization and Business Operations [Line Items]
Principal amount													$ 600,000
Sponsor [Member]
Organization and Business Operations [Line Items]
Additional of investment contributed					$ 400,000
Trust Account [Member]
Organization and Business Operations [Line Items]
Price per share (in Dollars per share)				$ 11.69
Percentage of fair market value																																			80.00%	1.00%
Public per share (in Dollars per share)																																			$ 10.1
Redeemed shares (in Shares)								977,625																											101,797
Redeemed value				$ 3,335,294			$ 11,497,959
Aggregate amount																								$ 2,400,000					$ 231,800				$ 231,800
Price per share in trust account (in Dollars per share)																																			$ 10.1
Tax purposes																							$ 328,000									$ 328,000
Restricted funds																																				$ 240,528
Interest and dividend income																	$ 252,108
General operating expense																																			$ 669,440
Income tax paid															$ 720,192
Trust Account [Member] | Business Combination [Member]
Organization and Business Operations [Line Items]
Deposited into trust account			$ 497.74																																		$ 497.74	$ 497.74
Tender [Member]
Organization and Business Operations [Line Items]
Redeemed shares (in Shares)												23,176,961						910,258
Sponsor [Member]
Organization and Business Operations [Line Items]
Price per share (in Dollars per share)																													$ 0.1				$ 0.1
Principal amount										$ 1,500,000
Income tax																																			658,686																						$ 820,571
Working capital loans																																	$ 1,500,000		$ 1,500,000
Sponsor [Member] | Promissory Note With Related Party [Member]
Organization and Business Operations [Line Items]
Principal amount																					$ 60,000
U.S [Member]
Organization and Business Operations [Line Items]
U.S. federal excise tax																										1.00%
Class A Common Stock [Member]
Organization and Business Operations [Line Items]
Aggregate shares (in Shares)					1			0.02	200,000																								1
Price per share (in Dollars per share)								$ 11.76																					1				$ 1
Common stock, par value (in Dollars per share)																													$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Redeemed shares (in Shares)							977,625							910,258				910,258						23,176,961	23,176,961								23,176,961
Redeemed value																								$ 239,604,919
Common stock shares issued (in Shares)																								8,881,250					9,835,000				9,835,000		9,835,000	9,835,000
Conversion of shares (in Shares)																								8,881,250
Common stock shares outstanding (in Shares)																													9,835,000				9,835,000		9,835,000	9,835,000
Percentage of outstanding shares																																	81.70%		81.70%
Trust account								$ 25,000
Shares exercised (in Shares)								977,625
Withdrawn from trust account to pay																								$ 239,604,919
Class A Common Stock [Member] | Warrant [Member]
Organization and Business Operations [Line Items]
Exercise price of warrant (in Dollars per share)																						$ 11.5						$ 11.5
Exercise price of warrant (in Dollars per share)																						$ 11.5
Class A Common Stock [Member] | Conversion of Common Stock [Member]
Organization and Business Operations [Line Items]
Common stock shares issued (in Shares)																													12,033,039				12,033,039		12,033,039
Common stock shares outstanding (in Shares)																													12,033,039				12,033,039		12,033,039
Class A Common Stock [Member] | Common Stock [Member]
Organization and Business Operations [Line Items]
Common stock shares issued (in Shares)																													9,835,000				9,835,000		9,835,000
Common stock shares outstanding (in Shares)																													9,835,000				9,835,000		9,835,000
Class A Common Stock [Member] | Subscription Agreement [Member]
Organization and Business Operations [Line Items]
Aggregate shares (in Shares)									500,000
Class A Common Stock [Member] | Subsequent Event [Member]
Organization and Business Operations [Line Items]
Reversed liabilities	3,688,337
Accumulated deficit	$ 2,612,825
Class A Common Stock [Member] | IPO [Member]
Organization and Business Operations [Line Items]
Aggregate shares (in Shares)																												25,000,000
Exercise price of warrant (in Dollars per share)																													$ 11.5				$ 11.5		$ 11.5
Price per share (in Dollars per share)				$ 0.02
Common stock shares issued (in Shares)																																			10,145,156	12,033,039
Common stock shares outstanding (in Shares)																																			10,145,156	12,033,039
Class A Common Stock [Member] | Private Placement Unit [Member] | Warrant [Member]
Organization and Business Operations [Line Items]
Exercise price of warrant (in Dollars per share)																													11.5				$ 11.5		$ 11.5
Class A Common Stock [Member] | First Extension Special Meeting [Member]
Organization and Business Operations [Line Items]
Outstanding common stock not redeemed																									$ 60,000
Outstanding common stock not redeemed per share (in Dollars per share)																									$ 0.03
Common stock, par value (in Dollars per share)																									0.0001
Redeemed shares (in Shares)																																	23,176,961		23,176,961
Class A Common Stock [Member] | 2024 Annual Meeting [Member]
Organization and Business Operations [Line Items]
Shares exercised (in Shares)								977,625
Class A Common Stock [Member] | 2024 Annual Meeting [Member] | IPO [Member]
Organization and Business Operations [Line Items]
Price per share (in Dollars per share)								$ 11.76
Trust account				$ 25,000
Class A Common Stock [Member] | Trust Account [Member]
Organization and Business Operations [Line Items]
Shares exercised (in Shares)				285,269
Class A Common Stock [Member] | Sponsor [Member]
Organization and Business Operations [Line Items]
Common stock shares issued (in Shares)						300,000			200,000
Class A Common Stock [Member] | Sponsor [Member] | Business Combination [Member]
Organization and Business Operations [Line Items]
Common stock shares issued (in Shares)																								8,881,250
Class A Common Stock [Member] | Sponsor [Member] | Subsequent Event [Member]
Organization and Business Operations [Line Items]
Common stock shares issued (in Shares)						300,000
Class B Common Stock [Member]
Organization and Business Operations [Line Items]
Common stock, par value (in Dollars per share)																													$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Common stock shares issued (in Shares)
Common stock shares outstanding (in Shares)
Class B Common Stock [Member] | Common Stock [Member]
Organization and Business Operations [Line Items]
Common stock shares outstanding (in Shares)
Class B Common Stock [Member] | First Extension Special Meeting [Member]
Organization and Business Operations [Line Items]
Common stock, par value (in Dollars per share)																									$ 0.0001
Class B Common Stock [Member] | Sponsor [Member]
Organization and Business Operations [Line Items]
Common stock, par value (in Dollars per share)																								$ 0.0001
Tax Year 2023 [Member]
Organization and Business Operations [Line Items]
Excise tax liability																																			$ 3,284,389
Risks and Uncertainties [Member]
Organization and Business Operations [Line Items]
U.S. federal excise tax																										1.00%